CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,553,090	$ 349,772	¥ 2,472,959
Short-term time deposits	5,488,631	751,939	6,922,803
Short-term investments	6,639,389	909,593	3,513,885
Accounts and notes receivable, net	40,713	5,578	16,727
Inventories	3,042	417
Prepayments and other current assets	368,260	50,451	442,697
Total current assets	15,100,383	2,068,744	13,373,037
Non-current assets
Long-term investments	1,914,530	262,290	2,473,128
Property, equipment and software, net	1,733,786	237,528	1,793,488
Right-of-use assets, net	302,856	41,491	282,612
Intangible assets, net	252,589	34,605	8,093
Goodwill	6,528	894	5,690
Other non-current assets			4,000
Total non-current assets	4,210,289	576,808	4,567,011
Total assets	19,310,672	2,645,552	17,940,048
Current liabilities
Accounts payable	110,668	15,162	629,216
Deferred revenue	3,084,839	422,621	2,794,075
Other payables and accrued liabilities	815,767	111,760	779,046
Operating lease liabilities, current	180,782	24,767	155,014
Total current liabilities	4,192,056	574,310	4,357,351
Non-current liabilities
Operating lease liabilities, non-current	121,345	16,624	125,079
Deferred tax liabilities	34,451	4,720	28,425
Total non-current liabilities	155,796	21,344	153,504
Total liabilities	4,347,852	595,654	4,510,855
Commitments and contingencies
Shareholders' equity
Ordinary shares (US$0.0001 par value; 1,800,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares authorised; 750,523,103 Class A ordinary shares issued and 740,172,377 outstanding, 139,630,401 Class B ordinary shares issued and outstanding as of December 31, 2023; 761,663,103 Class A ordinary shares issued and 730,807,661 outstanding, 138,490,401 Class B ordinary shares issued and outstanding as of December 31, 2024)	571	78	564
Treasury shares	(1,519,708)	(208,199)	(479,730)
Additional paid-in capital	16,234,535	2,224,122	15,496,811
Statutory reserves	15,051	2,062	5,000
Accumulated other comprehensive income	1,054,562	144,475	898,810
Accumulated deficit	(917,640)	(125,716)	(2,492,253)
Total KANZHUN LIMITED shareholders' equity	14,867,371	2,036,822	13,429,202
Non-controlling interests	95,449	13,076	(9)
Total shareholders' equity	14,962,820	2,049,898	13,429,193
Total liabilities and shareholders' equity	19,310,672	2,645,552	17,940,048
Related Party
Current assets
Amounts due from related parties	¥ 7,258	$ 994	¥ 3,966